Commitments and Contingencies - Additional information (Details) - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2017	Dec. 31, 2016
Operating Leases, Rent Expense	$ 2
Rostislav Raykov
Severance Costs Payable In Case Of Termination Other Than For Cause	250	$ 250
Robert Andrade [Member]
Severance Costs Payable In Case Of Termination Other Than For Cause	$ 95
Chief Financial Officer [Member] | Terminated After April 30, 2016 [Member]
Severance Costs Payable In Case Of Termination Other Than For Cause		$ 95